Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2022
Fair Value Measurement [Abstract]
Schedule of fair value measurement of assets	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 221 of the Annual Report and Accounts for the year ended 31 March 2022.

	30 September 2022				31 March 2022
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	1,578	—	476	2,054	2,292	—	417	2,709
Investments held at fair value through other comprehensive income[1]	—	435	—	435	—	413	—	413
Financing derivatives	—	647	17	664	—	298	—	298
Commodity contract derivatives	—	338	50	388	—	238	51	289
	1,578	1,420	543	3,541	2,292	949	468	3,709
Liabilities
Financing derivatives	—	(1,408)	(111)	(1,519)	—	(804)	(187)	(991)
Commodity contract derivatives	—	(35)	(22)	(57)	—	(15)	(7)	(22)
FAA derivative[2]	—	—	(150)	(150)	—	—	—	—
Contingent consideration[3]	—	—	(37)	(37)	—	—	(41)	(41)
	—	(1,443)	(320)	(1,763)	—	(819)	(235)	(1,054)
Total	1,578	(23)	223	1,778	2,292	130	233	2,655
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.For the period ended 30 September 2022 a further derivative category has been added for the FAA derivative. This relates to a written option which allows the Consortium to purchase the 40% interest in GasT TopCo Limited that the Group will hold post completion of the sale of the UK Gas Transmission business (see note 6).
3.Contingent consideration relates to the acquisition of National Grid Renewables Development LLC.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives/FAA derivative		Commodity contract derivatives		Other[1]		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(187)	(183)	44	(12)	376	183	233	(12)
Net gains/(losses) through the consolidated income statement for the period[2,3]	76	(16)	44	68	30	50	150	102
Purchases	(133)	—	(56)	11	37	37	(152)	48
Settlements	—	—	(4)	24	(4)	(4)	(8)	20
Reclassification to held for sale[4]	—	66	—	—	—	—	—	66
At 30 September[5]	(244)	(133)	28	91	439	266	223	224
1.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss and the contingent consideration arising from the acquisition of National Grid Renewables Development LLC. Net gains and loss are recognised within finance income and costs in the income statement.
2.Gains of £93 million (2021: losses of £16 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the income statement.
3.Losses of £23 million (2021: gains of £132 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
4.These liabilities are held by the UK Gas Transmission business, the total balances for which can now be found in note 6 as held for sale.
5.There were no reclassifications in or out of level 3 (2021: none).

Schedule of fair value measurement of liabilities	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 221 of the Annual Report and Accounts for the year ended 31 March 2022.

	30 September 2022				31 March 2022
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	1,578	—	476	2,054	2,292	—	417	2,709
Investments held at fair value through other comprehensive income[1]	—	435	—	435	—	413	—	413
Financing derivatives	—	647	17	664	—	298	—	298
Commodity contract derivatives	—	338	50	388	—	238	51	289
	1,578	1,420	543	3,541	2,292	949	468	3,709
Liabilities
Financing derivatives	—	(1,408)	(111)	(1,519)	—	(804)	(187)	(991)
Commodity contract derivatives	—	(35)	(22)	(57)	—	(15)	(7)	(22)
FAA derivative[2]	—	—	(150)	(150)	—	—	—	—
Contingent consideration[3]	—	—	(37)	(37)	—	—	(41)	(41)
	—	(1,443)	(320)	(1,763)	—	(819)	(235)	(1,054)
Total	1,578	(23)	223	1,778	2,292	130	233	2,655
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.For the period ended 30 September 2022 a further derivative category has been added for the FAA derivative. This relates to a written option which allows the Consortium to purchase the 40% interest in GasT TopCo Limited that the Group will hold post completion of the sale of the UK Gas Transmission business (see note 6).
3.Contingent consideration relates to the acquisition of National Grid Renewables Development LLC.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives/FAA derivative		Commodity contract derivatives		Other[1]		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(187)	(183)	44	(12)	376	183	233	(12)
Net gains/(losses) through the consolidated income statement for the period[2,3]	76	(16)	44	68	30	50	150	102
Purchases	(133)	—	(56)	11	37	37	(152)	48
Settlements	—	—	(4)	24	(4)	(4)	(8)	20
Reclassification to held for sale[4]	—	66	—	—	—	—	—	66
At 30 September[5]	(244)	(133)	28	91	439	266	223	224
1.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss and the contingent consideration arising from the acquisition of National Grid Renewables Development LLC. Net gains and loss are recognised within finance income and costs in the income statement.
2.Gains of £93 million (2021: losses of £16 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the income statement.
3.Losses of £23 million (2021: gains of £132 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
4.These liabilities are held by the UK Gas Transmission business, the total balances for which can now be found in note 6 as held for sale.
5.There were no reclassifications in or out of level 3 (2021: none).

Schedule of impacts of reasonably possible changes in significant Level 3 assumptions
The impacts on a post-tax basis of reasonably possible changes in significant assumptions used in valuing assets and liabilities classified within level 3 of the fair value hierarchy are as follows:

	Financing derivatives/ FAA derivative		Commodity contract derivatives		Other
Six months ended 30 September	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices	—	—	35	16	—	—
10% decrease in commodity prices	—	—	(36)	(16)	—	—
+10% market area price change	—	—	7	2	—	—
-10% market area price change	—	—	(7)	(3)	—	—
+20 basis point increase in Limited Price Index (LPI) market curve	(51)	(56)	—	—	—	—
-20 basis point decrease in LPI market curve	51	54	—	—	—	—
+20 basis point increase in Retail Price Index	17	—	—	—	—	—
-20 basis point decrease in Retail Price Index	(16)	—	—	—	—	—
+50 basis points change in discount rate	—	—	—	—	(9)	(4)
-50 basis points change in discount rate	—	—	—	—	10	6
10% increase in the equity value of GasT TopCo Limited	102	—	—	—	—	—
10% decrease in the equity value of GasT TopCo Limited	(79)	—	—	—	—	—
20% increase in volatility of the FAA derivative	84	—	—	—	—	—
20% decrease in volatility of the FAA derivative	(76)	—	—	—	—	—